Capital Management	12 Months Ended
Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
Capital Management	Capital Management
The Company’s objectives when managing capital are to safeguard the entity’s ability to support normal operating requirements on an ongoing basis, continue the development and exploration of its mineral properties, support any expansionary plants, maintain sufficient capital for potential investment opportunities and to pursue generative acquisition opportunities. The Company intends to finance potential acquisitions with a prudent combination of equity, debt and other forms of financing. In the management of capital, the Company includes the components of equity, and loan facilities, net of cash. Capital, as defined above, is summarized in the following table:

	2023	2022
		(Recast - Note 13c)
Equity	$624,655	$495,895
Long-term debt	377,831	378,434
	1,002,486	874,329
Less: Cash	(194,622)	(299,461)
Total	$807,864	$574,868
The Company manages its capital structure and makes adjustments to it in light of changes in its economic environment and the risk characteristics of the Company’s assets. To effectively manage the entity’s capital requirements, the Company has in place a planning, budgeting and forecasting process to help determine the funds required to ensure the Company has the appropriate liquidity to meet its operating and growth objectives.